Segment Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Disclosure

Note 3 - Segment Disclosure

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment and unit and derives revenues mainly from products, licensing rights and affiliate commissions (see Note 1 for a brief description of the Company’s business).

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the CODM, which is the Company’s chief executive officer, who reviews financial information and annual operating plans for purposes of making operating decisions, evaluating financial performance, and allocating resources.

The key measure of segment profit or loss that the CODM uses to allocate resources and assess performance is the Company’s net income (loss). This is reviewed against budgeted expectations to assess segment performance and allocate resources. The Company’s segment net for 2025 and 2024 consisted of the following:

Segment Disclosures for the quarters ended March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Total Assets	$133,944	$173,271
Sales:
Web Related Sales	$29,355	$50,680
Net Sales	29,355	50,680
Cost of sales
Web Site Design	5,182	6,764
Gross Profit	24,173	43,916
Sales, marketing and support
General and Administrative	10,818	10,063
Consulting	8,400	12,600
Advertising and Marketing	2,478	5,471
Professional Fees	12,890	13,000
Depreciation and Amortization	360	360
Interest Expense	729	729
OPERATING PROFIT/ LOSS	$(11,502)	$1,693

Note 3 - Segment Disclosure

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment and unit and derives revenues mainly from products, licensing rights and affiliate commissions (see Note 1 for a brief description of the Company’s business).

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the CODM, which is the Company’s chief executive officer, who reviews financial information and annual operating plans for purposes of making operating decisions, evaluating financial performance, and allocating resources.

The key measure of segment profit or loss that the CODM uses to allocate resources and assess performance is the Company’s net income (loss). This is reviewed against budgeted expectations to assess segment performance and allocate resources. The Company’s segment net for 2024 and 2023 consisted of the following:

Segment Disclosures for the Years Ended December  31, 2024 and 2023

	December 31, 2024	December 31, 2023
Total Assets	$136,352	$168,502
Sales:
Web Related Sales	$120,498	$102,974
Licensing Rights	—	30,000
Net Sales	120,498	132,974
Cost of sales
Web Site Design	22,089	13,762
Gross Profit	98,409	119,212
Sales, marketing and support
General and Administrative	44,473	42,277
Consulting	42,000	41,000
Advertising and Marketing	41,817	35,078
Professional Fees	24,895	20,050
Depreciation and Amortization	1,440	890

OPERATING LOSS	$56,216	$20,083